FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Risk of the Insurance Activity and Capital Management (Details) S/ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)
Risk of the insurance activity [Abstract]
Number of people affected in Covid-19 | $	$ 2.5
Percentage of population vaccinated	90.00%	90.00%
Capital management [Abstract]
Regulatory capital requirement		S/ 31,754.6	S/ 29,741.6
Regulatory capital exceeds minimum regulatory capital required		S/ 8,157.0	S/ 10,294.3